Other Income (Details) - Research and Development Expenses [Member]	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 AUD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 AUD ($)
Other Income [Line Items]
Other income	$ 292,247	$ 441,732		$ 879,344	$ 1,336,622
Research and development expenses percentage	43.50%	43.50%